PGIM S&P 500 Buffer 12 ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.9%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $195,430)(wb)	195,430	$195,430
Options Purchased*~ 103.2%
(cost $27,211,974)		27,581,569

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $27,407,404)		27,776,999
Options Written*~ (3.9)%
(premiums received $1,320,574)		(1,025,814)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $26,086,830)		26,751,185
Liabilities in excess of other assets(z) (0.0)%		(11,009)

Net Assets 100.0%		$26,740,176

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$7.19		362		36	$26,614,830
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$718.66		362		36	966,739
Total Options Purchased (cost $27,211,974)								$27,581,569
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$825.45		362		36	$(561,770)
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$632.42		362		36	(464,044)
Total Options Written (premiums received $1,320,574)								$(1,025,814)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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